UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-1090

                              THE JAPAN FUND, INC.
                                    --------

                         225 Franklin Street 26th Floor
                              Boston, MA 02210-2801

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726
                           --------------------------

                                AGENT FOR SERVICE
                                John F. McNamara
                         225 Franklin Street 26th Floor
                              Boston, MA 02110-2801
                                 1-800-535-2726

                           COPY TO Counsel of the Fund
                              DAVIS POLK & WARDWELL
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordon, Esq.

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments(Unaudited)                      as of September 30, 2004
--------------------------------------------------------------------------------


                                                      SHARES          VALUE ($)
-----------------------------------------------------------------------------------
COMMON STOCK 97.9%
-----------------------------------------------------------------------------------
COMMUNICATIONS 0.9%
-----------------------------------------------------------------------------------
TELEPHONE/COMMUNICATIONS 0.9%
KDDI Corp.                                                  189            919,227
Nippon Telegraph & Telephone Corp.                          655          2,614,046
-----------------------------------------------------------------------------------
                                                                         3,533,273
-----------------------------------------------------------------------------------
CONSTRUCTION 3.6%
-----------------------------------------------------------------------------------
BUILDING PRODUCTS 3.6%
Asahi Glass Co. Ltd.                                    378,000          3,446,673
Kuraray Co. Ltd. (A)                                    126,000            946,145
Rinnai Corp.                                             87,600          2,675,782
Shimachu Co. Ltd.                                       205,700          4,974,200
Toray Industries, Inc.                                  536,000          2,485,091
-----------------------------------------------------------------------------------
                                                                        14,527,891
-----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 9.7%
-----------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 2.3%
Fast Retailing Co. Ltd.                                 115,700          7,878,118
UNY Co. Ltd.                                            149,000          1,534,700
-----------------------------------------------------------------------------------
                                                                         9,412,818
-----------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 1.7%
Nintendo Co. Ltd.                                        56,000          6,862,546
-----------------------------------------------------------------------------------
RESTAURANTS 1.5%
Skylark Co. Ltd. (A)                                    354,200          5,876,500
-----------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 4.2%
Ito-Yokado Co. Ltd.                                     209,800          7,209,491
Nissen Co. Ltd.                                          97,100          1,844,900
Ryohin Keikaku Co. Ltd.                                  73,700          3,189,200
The Seiyu Ltd.* (A)                                   1,909,000          4,564,245
-----------------------------------------------------------------------------------
                                                                        16,807,836
-----------------------------------------------------------------------------------
CONSUMER STAPLES 9.3%
-----------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 7.4%
Fuji Photo Film Co. Ltd. (A)                            605,800         19,936,327
Konica Minolta Holdings, Inc. (A)                       231,000          3,164,700




1|The Japan Fund, Inc.




Schedule of Investments(Unaudited)                      as of September 30, 2004
-----------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)
-----------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC (CONTINUED)
Nikon Corp. (A)                                         710,000          6,699,818
-----------------------------------------------------------------------------------
                                                                        29,800,845
-----------------------------------------------------------------------------------
COSMETICS & TOILETRIES 1.5%
Kao Corp. (A)                                           198,000          4,383,000
Lion Corp. (A)                                          292,000          1,624,582
-----------------------------------------------------------------------------------
                                                                         6,007,582
-----------------------------------------------------------------------------------
FOOD & BEVERAGE 0.4%
Nippon Flour Mills Co. Ltd.                             376,000          1,582,618
-----------------------------------------------------------------------------------
DURABLES 11.6%
-----------------------------------------------------------------------------------
AUTOMOBILES 11.6%
Aisin Seiki Co. Ltd.                                    164,800          4,075,054
Honda Motor Co. Ltd.                                    372,800         18,097,745
Koyo Seiko Co. Ltd. (A)                                 149,000          1,672,864
NOK Corp.                                                79,000          2,427,455
Toyota Motor Corp.                                      524,400         20,117,891
-----------------------------------------------------------------------------------
                                                                        46,391,009
-----------------------------------------------------------------------------------
ENERGY 0.9%
----------------------------------------------------------------------------------
OIL REFINING & MARKETING 0.9%
Nippon Oil Corp.                                        540,000          3,411,818
-----------------------------------------------------------------------------------
FINANCIAL 19.7%
-----------------------------------------------------------------------------------
BANKS 13.4%
Mitsui Trust Holdings, Inc                            1,773,000         11,202,136
Mizuho Financial Group, Inc.                              3,683         13,861,473
Nishi-Nippon City Bank Ltd. **                          391,300          1,518,956
Sumitomo Mitsui Financial Group, Inc. (A)                 1,868         10,698,545
UFJ Holdings, Inc.*                                       3,702         16,255,145
-----------------------------------------------------------------------------------
                                                                        53,536,255
-----------------------------------------------------------------------------------
CONSUMER FINANCE 0.7%
Lopro Corp.* (A)                                         52,900            384,247
Nippon Shinpan Co. Ltd.*                                871,000          2,573,409
-----------------------------------------------------------------------------------
                                                                         2,957,656
-----------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 3.0%
Daiwa Securities Group, Inc.                            330,000          2,094,000



2|The Japan Fund, Inc.




Schedule of Investments(Unaudited)                      as of September 30, 2004
-----------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)
-----------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES (CONTINUED)
Jafco Co. Ltd.                                          119,300          6,290,363
Mitsubishi Securities Co. Ltd. (A)                      357,000          3,446,673
-----------------------------------------------------------------------------------
                                                                        11,831,036
-----------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 1.4%
Millea Holdings, Inc.                                       248          3,201,454
T&D Holdings, Inc.*                                      56,900          2,493,255
-----------------------------------------------------------------------------------
                                                                         5,694,709
-----------------------------------------------------------------------------------
REAL ESTATE 0.6%
Mitsui Fudosan Co. Ltd. (A)                             121,000          1,260,600
Sumitomo Realty & Development Co. Ltd.                  109,000          1,164,318
-----------------------------------------------------------------------------------
                                                                         2,424,918
-----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 0.6%
Japan Real Estate Investment Corp.                          181          1,439,773
Nippon Building Fund, Inc.                                  110            867,000
-----------------------------------------------------------------------------------
                                                                         2,306,773
-----------------------------------------------------------------------------------
HEALTH 3.8%
-----------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.7%
Terumo Corp.                                            300,000          6,845,455
-----------------------------------------------------------------------------------
PHARMACEUTICALS 2.1%
Takeda Chemical Industries Ltd.                          84,500          3,840,909
Yamanouchi Pharmaceutical Co. Ltd.                      145,000          4,692,727
-----------------------------------------------------------------------------------
                                                                         8,533,636
-----------------------------------------------------------------------------------
MANUFACTURING 19.5%
-----------------------------------------------------------------------------------
CHEMICALS 3.6%
JSR Corp.                                               185,700          3,004,964
Kaneka Corp.                                            233,000          2,291,873
Nitto Denko Corp.                                       122,700          5,655,355
Sumitomo Chemical Co. Ltd.                              489,000          2,320,527
Tokyo Ohka Kogyo Co. Ltd.                                57,300          1,024,107
-----------------------------------------------------------------------------------
                                                                        14,296,826
-----------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 1.3%
Kenwood Corp.*                                           50,000             98,636



3|The Japan Fund, Inc.




Schedule of Investments(Unaudited)                      as of September 30, 2004
-----------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)
-----------------------------------------------------------------------------------
ELECTRICAL PRODUCTS (CONTINUED)
Nidec Corp. (A)                                          48,700          4,931,982
-----------------------------------------------------------------------------------
                                                                         5,030,618
-----------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 2.0%
Daikin Industries Ltd.                                  238,000          5,766,091
Sumitomo Osaka Cement Co. Ltd.                          338,000            737,455
Toppan Forms Co. Ltd.                                   128,600          1,574,765
-----------------------------------------------------------------------------------
                                                                         8,078,311
-----------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 3.3%
Fuji Machine Manufacturing Co. Ltd.                     326,100          3,047,553
Keyence Corp.                                            10,300          2,170,491
Nichicon Corp.                                           56,600            627,231
Tokyo Electron Ltd.                                      43,700          2,133,354
Yokogawa Electric Corp. (A)                             463,000          5,332,918
-----------------------------------------------------------------------------------
                                                                        13,311,547
-----------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 5.3%
Canon, Inc.                                             106,400          5,010,473
Ricoh                                                   859,000         16,203,863
-----------------------------------------------------------------------------------
                                                                        21,214,336
-----------------------------------------------------------------------------------
RUBBER - TIRES 2.6%
Bridgestone Corp.                                       564,000         10,485,273
-----------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.4%
Fujikura Ltd.                                           535,000          2,222,682
Furukawa Electric Co. Ltd.*                             390,000          1,531,636
Hitachi Cable Ltd. (A)                                  540,000          2,042,182
-----------------------------------------------------------------------------------
                                                                         5,796,500
-----------------------------------------------------------------------------------
MEDIA 1.6%
-----------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 1.2%
Sony Corp. (A)                                          132,200          4,518,837
-----------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.4%
SKY Perfect Communications, Inc.*                         1,444          1,693,418
-----------------------------------------------------------------------------------
METAL 2.6%
-----------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 2.6%
Misumi Corp.                                            218,000          5,786,909


4|The Japan Fund, Inc.




Schedule of Investments(Unaudited)                      as of September 30, 2004
-----------------------------------------------------------------------------------

                                                      SHARES          VALUE ($)
-----------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE (CONTINUED)
Mitsui & Co. Ltd.                                       200,000          1,678,182
Sumitomo Corp.                                          415,000          3,093,636
-----------------------------------------------------------------------------------
                                                                        10,558,727
-----------------------------------------------------------------------------------
SERVICE INDUSTRIES 6.5%
-----------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 1.2%
Fujitsu Ltd. (A)                                        849,000          4,916,482
-----------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 1.3%
Sumitomo Forestry Co. Ltd.                              306,000          2,862,491
TIS, Inc.                                                72,900          2,465,345
-----------------------------------------------------------------------------------
                                                                         5,327,836
-----------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES 3.0%
Trend Micro, Inc.                                       101,500          4,373,727
Yahoo Japan Corp.* (A)                                      867          3,862,091
Yahoo Japan Corp.* (B)                                      806          3,561,055
-----------------------------------------------------------------------------------
                                                                        11,796,873
-----------------------------------------------------------------------------------
SCHOOLS 1.0%
Benesse Corp.                                           148,800          4,152,873
-----------------------------------------------------------------------------------
TECHNOLOGY 4.8%
-----------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 0.6%
Nomura Research Institute Ltd.                           30,800          2,483,600
-----------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 4.2%
Anritsu Corp. (A)                                       381,000          2,518,064
Murata Manufacturing Co. Ltd.                           102,700          4,948,273
Nippon Electric Glass Co. Ltd.                          132,000          2,940,000
Sanken Electric Co. Ltd.                                 81,000            772,445
Tokyo Seimitsu Co. Ltd. (A)                             203,500          5,735,000
-----------------------------------------------------------------------------------
                                                                        16,913,782
-----------------------------------------------------------------------------------
TRANSPORTATION 3.4%
-----------------------------------------------------------------------------------
AIRLINES 0.3%
All Nipon Airways Co. Ltd.                              442,000          1,418,418
-----------------------------------------------------------------------------------

RAILROADS 0.3%
East Japan Railway                                          226          1,171,091
-----------------------------------------------------------------------------------


5|The Japan Fund, Inc.




                                                      SHARES          VALUE ($)
-----------------------------------------------------------------------------------
TRUCKS 2.8%
Yamato Transport Co. Ltd.                               803,000         11,074,100
-----------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $323,433,206)                                 392,584,622
===================================================================================

     TOTAL INVESTMENTS - 97.9%
     (COST $323,433,206)+                                              392,584,622
===================================================================================

Percentages are based on Net Assets of $400,845,847. * Non-income producing securities.
** Security is fair valued by the Board of Directors as of September 30, 2004. +At September 30, 2004, the tax basis cost of the fund's investments was $323,433,206, and the unrealized appreciation and depreciation were $76,589,608 and $7,438,192, respectively.
(A) This security or partial position of this security was on loan at September 30, 2004. The total value of securities on loan was $64,858,080. The Fund received $68,276,227 in cash as collateral for securities on loan.
(B) Security issued on a when-issued basis.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.







JPN-QH-001-0100



6|The Japan Fund, Inc.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, concluded that the registrant's disclosure controls and procedures are effective based on an evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


-------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Japan Fund, Inc.


By (Signature and Title)*               /s/ John F. McNamara
                                        ---------------------------
                                        John F. McNamara, President

Date: November 23, 2004






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John F. McNamara
                                        --------------------
                                        John F. McNamara, President


Date: November 23, 2004

By (Signature and Title)*               /s/ William L. Givens
                                        ----------------------------------------
                                        William L. Givens, Chairman of the Board


Date: November 23, 2004

By (Signature and Title)*               /s/ Peter Golden
                                        ------------------------------------
                                        Peter Golden, Chief Financial Officer


Date: November 23, 2004

* Print the name and title of each signing officer under his or her signature.